Shareholders' Equity (Details)		1 Months Ended	12 Months Ended
	Nov. 06, 2015 USD ($) $ / shares shares	Jul. 31, 2015 shares	Dec. 31, 2015 USD ($) series $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares	Aug. 02, 2010 shares
Stock-based compensation
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan (as a percent)			10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders (in shares)			3,750,000
Minimum number of series in which preference shares is to be issued | series			1
Per share purchase price (in dollars per share) | $ / shares			$ 49.40	$ 37.41
Stock-based compensation expense | $			$ 56,139,000	$ 32,493,000	$ 47,101,000
Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)			923,000	1,022,000	1,038,000	1,209,000
Amended and Restated 2007 Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)							10,000,000
Amended and Restated 2007 Plan | Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)			899,000
Amended and Restated 2007 Plan | Restricted share units
Stock-based compensation
Outstanding other than stock options at the end of the period (in shares)			1,811,000
2015 Share Incentive Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)		6,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right		1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units		1.75
Maximum shares available for grant as a percentage of total outstanding shares (as a percent)			3.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants (as a percent)			110.00%
2015 Share Incentive Plan | Stock Options
Stock-based compensation
Outstanding stock options at the end of the period (in shares)			0
2015 Share Incentive Plan | Restricted share units
Stock-based compensation
Outstanding other than stock options at the end of the period (in shares)			155,000
Chief executive officer
Stock-based compensation
Issuance of ordinary shares to the chief executive officer (in shares)	11,000,000
Issuance of ordinary shares to the chief executive officer | $	$ 456,390,000		$ 456,390,000
Contractual lock-up restriction period	6 months
Per share purchase price (in dollars per share) | $ / shares	$ 41.49
Number of consecutive trading days ended May 29, 2015	30 days
Stock-based compensation expense | $	$ 0